Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
ANZ Group Holdings Ltd.	34,643	$625,096
Aristocrat Leisure Ltd.	16,330	416,741
Brambles Ltd.	96,350	906,427
CAR Group Ltd.	9,461	205,148
Cochlear Ltd.	1,495	311,869
Commonwealth Bank of Australia	21,645	1,585,919
Computershare Ltd.	33,646	591,105
CSL Ltd.	7,485	1,329,905
Endeavour Group Ltd./Australia	35,774	123,023
Goodman Group	34,710	701,129
GPT Group (The)	27,843	74,882
IDP Education Ltd.	6,250	65,168
Insurance Australia Group Ltd.	24,189	100,214
James Hardie Industries PLC(a)	1,335	45,895
Lottery Corp. Ltd. (The)	49,159	153,351
Macquarie Group Ltd.	3,775	452,013
National Australia Bank Ltd.	14,973	324,578
Pilbara Minerals Ltd.(b)	300,572	765,227
QBE Insurance Group Ltd.	18,506	211,690
Ramsay Health Care Ltd.	4,784	160,361
REA Group Ltd.	2,039	233,727
Scentre Group	143,552	290,700
SEEK Ltd.	14,597	225,492
Sonic Healthcare Ltd.	11,393	195,796
Stockland	48,207	136,576
Suncorp Group Ltd.	31,632	337,843
Telstra Group Ltd.	260,182	614,709
Transurban Group	121,578	976,084
Vicinity Ltd.	101,952	124,847
Westpac Banking Corp.	39,662	658,641
WiseTech Global Ltd.	5,517	325,020
Woolworths Group Ltd.	8,358	171,482
Xero Ltd.(a)	3,522	273,442
		13,714,100
Austria — 0.1%
Erste Group Bank AG	3,992	186,167
Verbund AG	5,498	419,999
		606,166
Belgium — 0.2%
Ageas SA/NV	7,030	322,688
Anheuser-Busch InBev SA/NV	18,585	1,110,896
Argenx SE(a)	448	167,357
Elia Group SA/NV	3,478	334,867
KBC Group NV	2,923	217,132
		2,152,940
Brazil — 0.3%
Ambev SA	20,116	47,069
Atacadao SA	15,019	32,308
B3 SA - Brasil Bolsa Balcao	96,466	200,452
Banco BTG Pactual SA	35,662	229,386
Banco do Brasil SA	132,706	700,766
BB Seguridade Participacoes SA	38,935	241,441
CCR SA	64,064	152,122
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	7,697	119,800
Equatorial Energia SA	5,128	30,210
Hapvida Participacoes e Investimentos SA(a)(c)	118,656	84,320
Hypera SA	30,242	171,926
Localiza Rent a Car SA	9,879	93,280
Lojas Renner SA	71,214	210,244
Security	Shares	Value

Brazil (continued)
Raia Drogasil SA	40,459	$199,311
Sendas Distribuidora SA	57,338	144,875
Suzano SA	8,773	98,769
Telefonica Brasil SA	7,971	72,670
TIM SA/Brazil	24,870	84,343
		2,913,292
Canada — 3.6%
Agnico Eagle Mines Ltd.	2,488	157,559
Bank of Montreal	3,291	293,970
Bank of Nova Scotia (The)	14,057	644,928
BCE Inc.	18,720	615,048
Brookfield Renewable Corp., Class A	16,127	374,635
CAE Inc.(a)	48,415	934,081
Canadian Imperial Bank of Commerce	3,580	167,109
Canadian National Railway Co.	9,035	1,096,617
Canadian Pacific Kansas City Ltd.	11,440	897,483
CGI Inc.(a)	1,753	177,624
Constellation Software Inc./Canada	463	1,192,025
Dollarama Inc.	9,672	806,837
Element Fleet Management Corp.	23,110	368,813
Enbridge Inc.	58,596	2,083,517
Fairfax Financial Holdings Ltd.	941	1,023,066
First Quantum Minerals Ltd.	31,094	394,816
Franco-Nevada Corp.	11,159	1,343,311
George Weston Ltd.	1,606	211,353
Hydro One Ltd.(c)	48,803	1,366,973
Intact Financial Corp.	1,623	266,761
Loblaw Companies Ltd.	5,365	588,313
Lundin Mining Corp.	9,288	106,060
Manulife Financial Corp.	75,400	1,758,685
Metro Inc./CN	2,696	137,909
Northland Power Inc.	10,702	163,331
Open Text Corp.	6,953	245,513
Pembina Pipeline Corp.	141,043	4,962,861
Power Corp. of Canada	5,824	155,177
Quebecor Inc., Class B	16,016	331,454
RB Global Inc.	5,231	374,281
Restaurant Brands International Inc.	5,200	394,500
Rogers Communications Inc., Class B, NVS	6,448	241,545
Royal Bank of Canada	19,961	1,931,214
Shopify Inc., Class A(a)	15,053	1,056,821
Stantec Inc.	8,669	690,233
Sun Life Financial Inc.	8,918	455,342
TELUS Corp.	9,568	153,669
Thomson Reuters Corp.	7,840	1,184,158
TMX Group Ltd.	5,436	143,931
Toronto-Dominion Bank (The)	18,982	1,126,110
Wheaton Precious Metals Corp.	23,490	1,223,770
WSP Global Inc.(b)	3,262	494,969
		32,336,372
Chile — 0.1%
Banco de Chile	2,462,678	273,189
Banco de Credito e Inversiones SA	14,279	416,464
Banco Santander Chile	3,053,358	138,348
Cia. Sud Americana de Vapores SA	4,153,240	324,022
Falabella SA(a)	14,568	38,998
		1,191,021
China — 3.3%
Agricultural Bank of China Ltd., Class H	1,135,000	506,109
Alibaba Group Holding Ltd.	214,968	2,012,758
Alibaba Health Information Technology Ltd.(a)(b)	124,000	46,287

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Gujing Distillery Co. Ltd., Class B	6,100	$99,986
ANTA Sports Products Ltd.	17,000	192,457
Asia - Potash International Investment Guangzhou
Co. Ltd.(a)	20,800	50,875
BAIC BluePark New Energy Technology Co. Ltd.(a)	40,000	37,375
Baidu Inc.(a)	27,790	360,036
Bank of Beijing Co. Ltd., Class A	312,000	239,766
Bank of Changsha Co. Ltd., Class A	60,200	67,615
Bank of Chengdu Co. Ltd., Class A	57,200	116,497
Bank of China Ltd., Class H	1,368,000	613,534
Bank of Communications Co. Ltd., Class A	73,500	69,596
Bank of Communications Co. Ltd., Class H	528,000	380,191
Bank of Hangzhou Co. Ltd., Class A	86,000	152,862
Bank of Jiangsu Co. Ltd., Class A	276,400	307,610
Bank of Nanjing Co. Ltd., Class A	105,400	135,343
Bank of Ningbo Co. Ltd., Class A	30,400	95,824
Bank of Shanghai Co. Ltd., Class A	218,400	219,657
Beijing Enterprises Water Group Ltd.	236,000	59,522
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	65,400	45,762
BOC Aviation Ltd.(c)	53,200	423,139
BYD Co. Ltd., Class H	24,500	671,608
CGN Power Co. Ltd., Class H(c)	1,664,000	557,953
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A	4,600	84,565
China Cinda Asset Management Co. Ltd., Class H	2,510,000	226,193
China CITIC Bank Corp. Ltd., Class H	1,472,000	861,169
China Construction Bank Corp., Class H	1,517,000	981,485
China Everbright Bank Co. Ltd., Class A	433,300	188,089
China Everbright Bank Co. Ltd., Class H	810,000	245,394
China Galaxy Securities Co. Ltd., Class H	436,000	236,167
China Life Insurance Co. Ltd., Class H	280,000	368,738
China Merchants Bank Co. Ltd., Class H	61,500	266,348
China Merchants Energy Shipping Co. Ltd., Class A	156,000	183,448
China Merchants Port Holdings Co. Ltd.	208,000	274,688
China Minsheng Banking Corp. Ltd., Class H	959,500	351,063
China National Nuclear Power Co. Ltd., Class A	216,698	275,794
China Oilfield Services Ltd., Class H	460,000	491,881
China Pacific Insurance Group Co. Ltd., Class H	58,000	127,082
China Ruyi Holdings Ltd.(a)(b)	200,000	50,094
China Three Gorges Renewables Group Co. Ltd.,
Class A	82,500	53,255
China Tourism Group Duty Free Corp. Ltd.(b)(c)	4,800	42,270
China Tower Corp. Ltd., Class H(c)	2,080,000	243,483
China Vanke Co. Ltd., Class H(b)	82,900	48,620
China Yangtze Power Co. Ltd., Class A	151,600	539,003
China Zheshang Bank Co. Ltd., Class A	338,350	139,647
Chongqing Rural Commercial Bank Co. Ltd., Class A	135,200	86,484
CITIC Ltd.	1,233,000	1,166,914
CITIC Securities Co. Ltd., Class H	17,000	27,066
COSCO Shipping Energy Transportation Co. Ltd.,
Class A	72,200	158,560
COSCO Shipping Energy Transportation Co. Ltd.,
Class H	310,000	363,557
East Buy Holding Ltd.(a)(b)(c)	20,500	43,341
Far East Horizon Ltd.	323,000	240,308
Focus Media Information Technology Co. Ltd.,
Class A	173,200	154,767
Ganfeng Lithium Group Co. Ltd., Class H(c)	18,080	53,019
Ginlong Technologies Co. Ltd., Class A	3,900	28,667
H World Group Ltd., ADR	820	30,102
Hoymiles Power Electronics Inc., NVS	1,400	43,639
Security	Shares	Value

China (continued)
Huaxia Bank Co. Ltd., Class A	114,400	$105,697
Industrial & Commercial Bank of China Ltd., Class H	786,000	421,475
Industrial Bank Co. Ltd., Class A	176,498	409,254
JD Health International Inc.(a)(c)	41,800	142,572
Jiangsu Expressway Co. Ltd., Class H	308,000	302,061
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	62,547
Jiangsu Pacific Quartz Co. Ltd., NVS	6,100	65,725
Kuaishou Technology(a)(c)	27,600	193,495
Kuang-Chi Technologies Co. Ltd., Class A(a)	35,200	94,675
Kweichow Moutai Co. Ltd., Class A	1,300	304,277
Li Auto Inc.(a)	31,680	415,068
Li Ning Co. Ltd.	52,000	136,129
Luzhou Laojiao Co. Ltd., Class A	2,300	58,771
Meituan, Class B(a)(c)	54,800	748,268
MINISO Group Holding Ltd.	15,800	89,129
NARI Technology Co. Ltd., Class A	41,600	134,317
NetEase Inc.	32,600	611,075
New China Life Insurance Co. Ltd., Class H	52,200	100,107
New Oriental Education & Technology Group Inc.(a)	23,800	189,114
Ningbo Deye Technology Co. Ltd., NVS	5,700	73,222
NIO Inc., ADR(a)(b)	27,989	132,108
Nongfu Spring Co. Ltd., Class H(c)	25,200	148,048
Offshore Oil Engineering Co. Ltd., Class A	66,700	58,351
PDD Holdings Inc., ADR(a)	8,722	1,091,820
People.cn Co. Ltd.	13,200	44,906
People’s Insurance Co. Group of China Ltd. (The),
Class H	936,000	307,218
Ping An Bank Co. Ltd., Class A	86,000	127,603
Ping An Insurance Group Co. of China Ltd., Class H	159,000	720,601
Qifu Technology Inc.	5,151	94,212
Shanghai Baosight Software Co. Ltd., Class B	38,200	81,606
Shanghai Pudong Development Bank Co. Ltd.,
Class A	96,900	102,547
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	31,110	78,996
Shanghai Rural Commercial Bank Co. Ltd.	134,500	125,242
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	4,100	147,413
Shenzhou International Group Holdings Ltd.	2,700	26,539
Sichuan Chuantou Energy Co. Ltd., Class A	62,400	144,092
Sunny Optical Technology Group Co. Ltd.	4,600	22,253
TAL Education Group, ADR(a)(b)	7,991	96,212
Tencent Holdings Ltd.	87,900	3,857,332
Tencent Music Entertainment Group, ADR(a)	3,928	49,296
TravelSky Technology Ltd., Class H	69,000	89,633
Trip.com Group Ltd.(a)	3,710	180,704
Wuliangye Yibin Co. Ltd., Class A	5,900	121,807
WuXi AppTec Co. Ltd., Class H(c)	4,200	18,905
Wuxi Biologics Cayman Inc.(a)(c)	43,000	74,490
XPeng Inc.(a)(b)	20,300	82,299
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A	20,800	91,076
Yintai Gold Co. Ltd., Class A	41,600	105,352
Zangge Mining Co. Ltd.	26,800	106,016
Zhejiang Expressway Co. Ltd., Class H	434,720	284,233
ZTO Express Cayman Inc., ADR	1,772	37,194
		29,442,344
Colombia — 0.1%
Bancolombia SA	9,931	85,564
Interconexion Electrica SA ESP	109,202	503,838
		589,402

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic — 0.0%
Komercni Banka AS	3,849	$141,816

Denmark — 0.8%
Coloplast A/S, Class B(b)	1,124	135,515
Danske Bank A/S	9,853	283,638
DSV A/S	1,694	240,666
Genmab A/S(a)	295	81,901
Novo Nordisk A/S	45,242	5,801,933
Novonesis (Novozymes) B, Class B	9,013	499,110
Vestas Wind Systems A/S(a)	17,368	465,439
		7,508,202
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	80,520	120,990
Eastern Co. SAE	225,240	103,569
EFG Holding S.A.E.(a)	283,950	87,821
		312,380
Finland — 0.1%
Kone OYJ, Class B	3,641	177,488
Sampo OYJ, Class A	6,445	261,560
		439,048
France — 2.4%
Aeroports de Paris SA	1,456	184,934
AXA SA	37,911	1,309,885
BioMerieux	520	55,278
BNP Paribas SA	15,496	1,115,121
Bureau Veritas SA	6,864	200,193
Capgemini SE	872	183,278
Credit Agricole SA	6,448	99,771
Dassault Systemes SE	5,720	224,521
Edenred SE	2,245	106,529
EssilorLuxottica SA	5,261	1,121,812
Eurazeo SE	1,524	137,278
Getlink SE	17,329	295,004
Hermes International SCA	704	1,685,369
Kering SA	1,647	577,223
Klepierre SA	16,980	455,954
Legrand SA	8,525	876,085
L’OrealSA	2,224	1,042,729
LVMH Moet Hennessy Louis Vuitton SE	4,166	3,422,102
Orange SA	13,638	151,795
Pernod Ricard SA	4,244	641,872
Publicis Groupe SA	4,778	527,237
Remy Cointreau SA	552	52,368
Sanofi SA	18,196	1,797,638
Schneider Electric SE	12,644	2,883,001
Societe Generale SA	17,362	467,820
STMicroelectronics NV	9,558	378,352
Teleperformance SE	2,288	207,258
Thales SA	531	89,244
Unibail-Rodamco-Westfield, New(a)	8,475	706,247
Vinci SA	4,599	538,893
Worldline SA/France(a)(c)	21,946	227,635
		21,762,426
Germany — 1.5%
Allianz SE, Registered	7,807	2,215,510
Bayer AG, Registered	6,552	191,126
Delivery Hero SE, Class A(a)(c)	1,561	43,673
Deutsche Bank AG, Registered	53,479	854,194
Deutsche Boerse AG	3,438	662,819
Deutsche Telekom AG, Registered	59,590	1,364,942
Fresenius Medical Care AG & Co. KGaA	3,667	154,391
Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	5,202	$155,230
Infineon Technologies AG	18,408	638,813
LEG Immobilien SE(a)	893	75,805
Mercedes-Benz Group AG	7,801	590,074
Merck KGaA	1,417	225,164
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	1,657	728,763
SAP SE	15,642	2,824,431
Scout24 SE(c)	2,405	176,666
Siemens AG, Registered	8,514	1,594,957
Symrise AG, Class A	1,976	211,811
Vonovia SE	12,937	373,828
		13,082,197
Greece — 0.0%
Hellenic Telecommunications Organization SA	5,005	76,034
JUMBO SA	3,513	109,398
OPAP SA	2,172	36,184
		221,616
Hong Kong — 0.5%
AIA Group Ltd.	139,000	1,018,085
CK Asset Holdings Ltd.	81,000	345,512
Futu Holdings Ltd., ADR(a)	563	36,207
Galaxy Entertainment Group Ltd.	24,000	107,685
Henderson Land Development Co. Ltd.	15,000	45,222
Hong Kong Exchanges & Clearing Ltd.	11,200	355,873
Hongkong Land Holdings Ltd.	38,200	122,056
Link REIT	91,000	389,916
MTR Corp. Ltd.	115,000	377,940
Power Assets Holdings Ltd.	58,000	332,697
Sands China Ltd.(a)	41,600	98,120
Sun Hung Kai Properties Ltd.	64,000	590,397
Techtronic Industries Co. Ltd.	15,500	214,199
		4,033,909
India — 1.8%
ABB India Ltd.	2,795	218,857
Adani Green Energy Ltd.(a)	16,853	362,148
Adani Ports & Special Economic Zone Ltd.	28,008	443,704
Apollo Hospitals Enterprise Ltd.	1,445	102,776
Asian Paints Ltd.	12,150	417,935
Astral Ltd.	6,957	176,076
Avenue Supermarts Ltd.(a)(c)	8,671	478,466
Axis Bank Ltd.	6,055	84,516
Bandhan Bank Ltd.(c)	21,680	48,808
Bharat Electronics Ltd.	559,808	1,565,431
Bharti Airtel Ltd.	68,665	1,086,876
Colgate-Palmolive India Ltd.	6,923	234,285
Divi’s Laboratories Ltd.	1,465	70,148
DLF Ltd.	37,204	396,394
Godrej Consumer Products Ltd.	7,696	112,319
HCL Technologies Ltd.	20,592	335,958
HDFC Bank Ltd.	20,671	375,397
Hindustan Unilever Ltd.	16,120	430,519
ICICI Bank Ltd.	36,690	505,550
Indian Hotels Co. Ltd., Class A	43,492	299,699
Info Edge India Ltd.	1,067	77,169
Infosys Ltd.	47,736	805,999
ITC Ltd.	135,096	704,422
Jio Financial Services Ltd., NVS(a)	57,425	258,593
Jubilant Foodworks Ltd.	7,063	39,130
Kotak Mahindra Bank Ltd.	3,177	61,746
Max Healthcare Institute Ltd.	29,211	293,540

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares		Value

India (continued)
Nestle India Ltd., NVS	2,820		$84,649
PI Industries Ltd.	9,044		395,269
Pidilite Industries Ltd.	6,018		219,502
Power Finance Corp. Ltd.	115,338		607,975
Power Grid Corp. of India Ltd.	362,721		1,308,254
Shriram Finance Ltd.	2,126		64,864
Siemens Ltd.	1,471		102,777
Sun Pharmaceutical Industries Ltd.	15,288		274,651
Supreme Industries Ltd.	2,279		138,027
Suzlon Energy Ltd.(a)	98,779		48,949
Tata Communications Ltd.	10,001		206,992
Tata Consultancy Services Ltd.	18,469		842,927
Tech Mahindra Ltd.	7,938		119,576
Titan Co. Ltd.	5,286		226,808
Trent Ltd.	8,739		461,287
United Spirits Ltd.	12,584		177,028
Varun Beverages Ltd.	11,188		197,913
Wipro Ltd.	56,748		312,518
Zomato Ltd.(a)	130,371		300,887
			16,077,314
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	394,400		166,704
Bank Rakyat Indonesia Persero Tbk PT	627,837		190,048
Sarana Menara Nusantara Tbk PT	1,800,900		88,978
Sumber Alfaria Trijaya Tbk PT	667,500		120,281
Telkom Indonesia Persero Tbk PT	2,109,900		409,022
Unilever Indonesia Tbk PT	488,900		78,736
			1,053,769
Ireland — 0.1%
AIB Group PLC	65,908		341,151
Bank of Ireland Group PLC	24,856		265,200
			606,351
Israel — 0.2%
Bank Hapoalim BM	8,990		80,986
Bank Leumi Le-Israel BM	33,438		260,552
Check Point Software Technologies Ltd.(a)(b)	3,352		500,856
Elbit Systems Ltd.	670		136,383
Isracard Ltd.	0	(d)	1
Israel Discount Bank Ltd., Class A	35,311		181,118
Mizrahi Tefahot Bank Ltd.	2,450		89,215
Nice Ltd.(a)	936		209,299
Teva Pharmaceutical Industries Ltd., ADR(a)	28,099		394,791
			1,853,201
Italy — 0.9%
Davide Campari-Milano NV	4,480		44,929
Ferrari NV	5,230		2,150,966
Intesa Sanpaolo SpA	214,271		802,018
Mediobanca Banca di Credito Finanziario SpA	4,312		61,265
Moncler SpA	5,050		343,815
Nexi SpA(a)(c)	5,010		29,149
Poste Italiane SpA(c)	39,725		504,631
Snam SpA	167,543		766,555
Tenaris SA, NVS	102,578		1,703,534
Terna - Rete Elettrica Nazionale	75,683		606,365
UniCredit SpA	29,331		1,076,576
			8,089,803
Japan — 5.4%
Advantest Corp.	21,400		669,834
Asahi Intecc Co. Ltd.	4,900		71,798
Astellas Pharma Inc.	31,800		305,213
Bandai Namco Holdings Inc.	4,500		84,083
Security	Shares	Value

Japan (continued)
Capcom Co. Ltd.	9,200	$151,454
Central Japan Railway Co.	50,200	1,147,972
Chiba Bank Ltd. (The)	17,900	151,203
Chugai Pharmaceutical Co. Ltd.	19,200	610,634
Concordia Financial Group Ltd.	69,100	372,320
Dai-ichi Life Holdings Inc.	11,900	275,616
Daiichi Sankyo Co. Ltd.	29,200	982,804
Daiwa House Industry Co. Ltd.	900	25,325
Daiwa Securities Group Inc.	71,400	524,723
Dentsu Group Inc.	5,900	159,614
Disco Corp.	4,200	1,196,352
East Japan Railway Co.	36,900	676,339
FANUC Corp.	21,100	624,967
Fast Retailing Co. Ltd.	3,700	967,435
Fujitsu Ltd.	19,000	293,515
Hamamatsu Photonics KK	3,100	113,589
Hikari Tsushin Inc.	2,100	341,296
Hirose Electric Co. Ltd.	2,600	275,979
Hoya Corp.	9,600	1,113,022
Hulic Co. Ltd.	86,700	798,911
Ibiden Co. Ltd.	4,000	152,054
Japan Exchange Group Inc.	14,300	334,913
Japan Post Bank Co. Ltd.	27,700	281,164
Japan Post Holdings Co. Ltd.	70,700	678,953
Japan Tobacco Inc.	47,700	1,283,207
KDDI Corp.	27,200	754,767
Keisei Electric Railway Co. Ltd.	9,400	350,178
Keyence Corp.	3,700	1,627,148
Konami Group Corp.	4,000	241,349
Lasertec Corp.	2,500	539,263
LY Corp.	52,000	124,937
M3 Inc.	17,400	184,060
MatsukiyoCocokara & Co.	5,500	77,994
Mitsubishi Estate Co. Ltd.	49,600	908,905
Mitsubishi HC Capital Inc.	154,400	999,901
Mitsubishi UFJ Financial Group Inc.	194,700	1,939,475
Mitsui Fudosan Co. Ltd.	111,300	1,132,707
Mizuho Financial Group Inc.	39,700	767,366
MS&AD Insurance Group Holdings Inc.	36,300	652,639
Murata Manufacturing Co. Ltd.	30,000	548,165
Nexon Co. Ltd.	16,500	257,257
Nintendo Co. Ltd.	16,600	809,565
Nippon Paint Holdings Co. Ltd.	19,700	126,100
Nippon Telegraph & Telephone Corp.	483,500	522,017
Nomura Holdings Inc.	142,200	809,115
Nomura Real Estate Holdings Inc.	10,400	291,170
Nomura Research Institute Ltd.	10,400	251,658
NTT Data Group Corp.	28,000	437,859
Obic Co. Ltd.	2,800	359,706
Odakyu Electric Railway Co. Ltd.	19,400	218,108
Olympus Corp.	13,500	188,051
Omron Corp.	2,700	92,670
Ono Pharmaceutical Co. Ltd.	8,600	123,869
Oracle Corp./Japan	1,700	127,576
Oriental Land Co. Ltd./Japan	28,400	783,605
ORIX Corp.	55,700	1,139,923
Pan Pacific International Holdings Corp.	7,700	180,842
Rakuten Group Inc.(a)(b)	11,000	52,904
Recruit Holdings Co. Ltd.	26,200	1,128,365
Renesas Electronics Corp.	28,500	462,719
Resona Holdings Inc.	73,000	461,633
SBI Holdings Inc.	4,700	114,436

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	10,400	$722,410
Shimano Inc.	600	97,508
Shin-Etsu Chemical Co. Ltd.	34,600	1,339,329
Shionogi & Co. Ltd.	8,500	396,956
Shiseido Co. Ltd.	8,500	227,530
SMC Corp.	2,500	1,313,416
SoftBank Corp.	41,600	501,766
SoftBank Group Corp.	26,500	1,303,286
Sompo Holdings Inc.	11,100	219,670
Sony Group Corp.	22,800	1,884,451
Sumitomo Mitsui Financial Group Inc.	22,300	1,266,724
Sumitomo Mitsui Trust Holdings Inc.	5,600	117,739
Sumitomo Realty & Development Co. Ltd.	25,900	896,241
Sysmex Corp.	12,900	206,276
T&D Holdings Inc.	3,400	55,479
Takeda Pharmaceutical Co. Ltd.	28,775	756,267
Tobu Railway Co. Ltd.	4,200	83,330
Tokio Marine Holdings Inc.	36,700	1,159,954
Tokyo Electron Ltd.	4,000	877,383
Tokyu Corp.	4,000	47,350
Trend Micro Inc./Japan	3,800	187,257
USS Co. Ltd.	39,400	300,988
West Japan Railway Co.	5,200	98,704
ZOZO Inc.	1,700	36,615
		48,548,920
Kuwait — 0.0%
Mabanee Co. KPSC	22,416	57,349
Mobile Telecommunications Co. KSCP	127,790	201,959
National Bank of Kuwait SAKP	58,783	164,741
		424,049
Malaysia — 0.1%
Gamuda Bhd	116,000	129,064
IHH Healthcare Bhd	60,500	80,244
Malaysia Airports Holdings Bhd	23,300	48,765
Telekom Malaysia Bhd	201,100	260,830
		518,903
Mexico — 0.3%
America Movil SAB de CV	158,090	150,516
Fibra Uno Administracion SA de CV	197,600	283,641
Grupo Aeroportuario del Centro Norte SAB de CV,
Class B	20,800	230,283
Grupo Aeroportuario del Pacifico SAB de CV,
Class B	19,600	356,995
Grupo Aeroportuario del Sureste SAB de CV,
Class B	10,298	353,742
Grupo Financiero Banorte SAB de CV, Class O	13,101	129,666
Grupo Mexico SAB de CV, Series B	83,034	513,063
Prologis Property Mexico SA de CV	26,293	103,694
Promotora y Operadora de Infraestructura SAB
de CV	5,565	55,904
Wal-Mart de Mexico SAB de CV	87,900	327,981
		2,505,485
Netherlands — 1.1%
Adyen NV(a)(c)	264	316,272
AerCap Holdings NV(a)	12,985	1,097,103
ASM International NV	227	142,792
ASML Holding NV	5,185	4,516,201
BE Semiconductor Industries NV	339	44,977
DSM-Firmenich AG	2,650	297,209
EXOR NV, NVS	12,532	1,368,187
NN Group NV	6,894	318,026
Security	Shares	Value

Netherlands (continued)
Prosus NV	26,467	$885,585
Universal Music Group NV	2,508	73,773
Wolters Kluwer NV	4,806	719,489
		9,779,614
Norway — 0.5%
Adevinta ASA(a)	17,160	175,176
DNB Bank ASA	78,163	1,362,314
Gjensidige Forsikring ASA	47,902	768,027
Mowi ASA	39,259	689,266
Salmar ASA	7,738	486,806
Telenor ASA	52,003	598,747
		4,080,336
Peru — 0.2%
Southern Copper Corp.	12,379	1,444,258

Philippines — 0.1%
Ayala Land Inc.	135,900	67,368
International Container Terminal Services Inc.	57,200	327,743
PLDT Inc.	4,080	95,016
SM Investments Corp.	13,310	218,882
SM Prime Holdings Inc.	155,100	75,042
		784,051
Poland — 0.1%
Allegro.eu SA (a)(c)	16,790	139,963
CD Projekt SA	2,880	83,786
Dino Polska SA(a)(c)	1,846	176,852
Pepco Group NV(a)	20,310	95,757
Powszechny Zaklad Ubezpieczen SA	42,466	534,472
		1,030,830
Portugal — 0.1%
EDP Renovaveis SA	80,079	1,096,296

Qatar — 0.2%
Barwa Real Estate Co.	548,392	421,892
Commercial Bank PSQC (The)	18,824	21,436
Mesaieed Petrochemical Holding Co.	1,126,736	592,931
Ooredoo QPSC	163,835	448,783
Qatar Islamic Bank SAQ	16,744	83,949
Qatar National Bank QPSC	62,064	235,906
		1,804,897
Russia — 0.0%
Alrosa PJSC(a)(e)	184,910	20
Mobile TeleSystems PJSC(a)(e)	73,304	8
Moscow Exchange MICEX-RTS PJSC(a)(e)	152,460	16
Ozon Holdings PLC, ADR(a)(e)	5,270	1
Polyus PJSC(a)(e)	1,430	—
Sberbank of Russia PJSC(a)(e)	292,860	31
TCS Group Holding PLC, GDR(a)(e)(f)	4,185	—
United Co. RUSAL International PJSC(a)(e)	509,950	55
VK Co. Ltd.(a)(e)	22,940	3
VTB Bank PJSC(a)(e)	22,490,000	2
Yandex NV(a)(e)	9,920	1
		137
Saudi Arabia — 0.8%
Al Rajhi Bank	38,786	824,949
Alinma Bank	36,841	326,799
Arab National Bank	12,793	105,150
Arabian Internet & Communications Services Co.	4,014	371,211
Bank AlBilad	11,246	106,897
Banque Saudi Fransi	3,887	37,929
Bupa Arabia for Cooperative Insurance Co.	2,287	147,076

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Co. for Cooperative Insurance (The)	4,790	$190,103
Dallah Healthcare Co.	3,848	167,961
Dar Al Arkan Real Estate Development Co.(a)	73,366	259,745
Dr Sulaiman Al Habib Medical Services Group Co.	7,016	580,137
Elm Co.	2,457	598,069
Etihad Etisalat Co.	28,188	390,811
Jarir Marketing Co.	40,847	147,235
Mouwasat Medical Services Co.	8,851	317,169
Nahdi Medical Co.	9,683	356,478
Riyad Bank	40,456	298,299
Saudi Awwal Bank	6,370	69,127
Saudi Investment Bank (The)	14,040	63,067
Saudi National Bank (The)	38,343	383,831
Saudi Research & Media Group(a)	6,449	412,246
Saudi Tadawul Group Holding Co.	2,877	203,055
Saudi Telecom Co.	94,241	945,640
		7,302,984
Singapore — 0.3%
CapitaLand Ascendas REIT	163,302	309,330
CapitaLand Integrated Commercial Trust	49,100	69,992
CapitaLand Investment Ltd/Singapore	104,000	201,120
City Developments Ltd.	89,400	400,685
DBS Group Holdings Ltd.	5,170	131,615
Genting Singapore Ltd.	707,200	471,964
Grab Holdings Ltd., Class A(a)	32,154	112,539
Keppel Ltd.	32,000	160,061
Sea Ltd., ADR(a)(b)	2,704	170,866
Seatrium Ltd.(a)(b)	349,822	24,990
Singapore Telecommunications Ltd.	314,000	544,562
United Overseas Bank Ltd.	2,300	51,039
		2,648,763
South Africa — 0.3%
Capitec Bank Holdings Ltd.	936	115,842
FirstRand Ltd.	99,197	342,443
MTN Group Ltd.	61,599	296,454
Naspers Ltd., Class N	3,931	753,434
NEPI Rockcastle NV	60,138	405,793
Reinet Investments SCA	8,973	210,875
Sanlam Ltd.	61,984	224,220
		2,349,061
South Korea — 1.4%
Amorepacific Corp.	935	113,963
Celltrion Inc.	3,178	431,523
DB Insurance Co. Ltd.	1,664	116,721
Ecopro BM Co. Ltd.(a)	832	141,427
Ecopro Co. Ltd.(a)	1,550	117,163
Hana Financial Group Inc.	15,189	640,624
HLB Inc.(a)	2,617	209,098
HYBE Co. Ltd.	700	101,539
Industrial Bank of Korea	66,808	671,656
Kakao Corp.	9,321	323,708
KakaoBank Corp.	2,214	39,710
Kangwon Land Inc.	13,000	143,652
KB Financial Group Inc.	13,238	717,988
Korea Investment Holdings Co. Ltd.	10,668	515,622
Krafton Inc.(a)	312	53,697
KT&G Corp.	5,255	338,610
Kum Yang Co. Ltd.(a)	2,458	164,927
LG Energy Solution Ltd.(a)	1,146	318,839
LG H&H Co. Ltd.	208	62,672
Meritz Financial Group Inc.	6,542	374,055
Security	Shares	Value

South Korea (continued)
Mirae Asset Securities Co. Ltd.	55,640	$303,243
NAVER Corp.	3,120	411,526
NCSoft Corp.	694	87,687
NH Investment & Securities Co. Ltd.	10,946	98,389
Posco DX Co. Ltd.	2,777	80,701
POSCO Future M Co. Ltd.	289	58,140
Samsung Biologics Co. Ltd.(a)(c)	377	211,896
Samsung Electronics Co. Ltd.	55,208	3,068,827
Samsung Life Insurance Co. Ltd.	2,184	137,620
Samsung SDI Co. Ltd.	88	27,233
Samsung Securities Co. Ltd.	15,088	412,746
Shinhan Financial Group Co. Ltd.	18,971	637,374
SK Hynix Inc.	2,954	364,540
SK IE Technology Co. Ltd.(a)(c)	5,013	212,175
SK Square Co. Ltd.(a)	5,014	275,481
Woori Financial Group Inc.	62,608	641,590
		12,626,362
Spain — 0.6%
Aena SME SA(c)	4,536	826,639
Amadeus IT Group SA	16,302	1,034,752
Banco Bilbao Vizcaya Argentaria SA	114,068	1,233,528
Banco Santander SA	263,936	1,284,215
Cellnex Telecom SA(c)	3,432	113,444
Ferrovial SE	3,688	132,640
Grifols SA(a)(b)	3,012	27,567
Iberdrola SA	13,574	166,439
Redeia Corp. SA	9,559	159,574
Telefonica SA	98,856	442,835
		5,421,633
Sweden — 0.7%
Alfa Laval AB	7,050	300,152
Assa Abloy AB, Class B	1,028	27,161
Atlas Copco AB, Class A	27,805	487,035
Atlas Copco AB, Class B	72,539	1,087,666
Epiroc AB	3,681	68,052
Evolution AB(c)	3,436	379,627
Getinge AB, Class B	2,808	59,115
Hexagon AB, Class B	76,777	803,162
Industrivarden AB, Class C	21,313	685,209
Investment AB Latour, Class B	2,062	49,685
Investor AB, Class B	53,747	1,316,411
Nibe Industrier AB, Class B	32,272	148,910
Svenska Handelsbanken AB, Class A	23,524	201,726
Swedbank AB, Class A	12,888	246,448
Tele2 AB, Class B	16,120	150,352
		6,010,711
Switzerland — 2.0%
ABB Ltd., Registered	33,785	1,641,560
Alcon Inc.	7,142	547,625
Avolta AG, Registered(a)	8,945	338,272
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates, NVS	9	103,671
Cie. Financiere Richemont SA, Class A, Registered	9,338	1,290,764
Geberit AG, Registered	518	276,499
Givaudan SA, Registered	260	1,111,960
Julius Baer Group Ltd.	1,867	100,180
Lonza Group AG, Registered	743	410,131
Nestle SA, Registered	21,699	2,178,583
Novartis AG, Registered	27,719	2,690,336
Roche Holding AG, NVS	8,216	1,968,670
Sandoz Group AG(a)	8,231	279,746

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
SGS SA	2,600	$228,945
Sika AG, Registered	2,897	824,085
Sonova Holding AG, Registered	685	189,356
Straumann Holding AG	1,872	248,859
Swatch Group AG (The), Registered	1,439	59,660
Swiss Life Holding AG, Registered	204	137,650
Swiss Re AG	4,135	449,497
Swisscom AG, Registered	51	27,979
Temenos AG, Registered	1,560	97,043
UBS Group AG, Registered	55,116	1,447,526
VAT Group AG(c)	832	414,220
Zurich Insurance Group AG	2,043	988,907
		18,051,724
Taiwan — 1.7%
Accton Technology Corp.	9,000	126,085
Advantech Co. Ltd.	14,000	162,840
Airtac International Group	12,000	424,870
Alchip Technologies Ltd.	1,000	94,315
Catcher Technology Co. Ltd.	70,000	467,577
Cathay Financial Holding Co. Ltd.	520,103	804,263
Chailease Holding Co. Ltd.	49,720	262,236
China Development Financial Holding Corp.(a)	1,292,542	540,339
Chunghwa Telecom Co. Ltd.	81,000	307,868
CTBC Financial Holding Co. Ltd.	313,400	327,101
Delta Electronics Inc.	30,000	293,799
E Ink Holdings Inc.	46,000	294,088
Eclat Textile Co. Ltd.	5,000	78,671
eMemory Technology Inc.	2,000	134,425
Fubon Financial Holding Co. Ltd.	196,538	415,780
Global Unichip Corp.	2,000	83,063
Globalwafers Co. Ltd.	10,000	158,891
Largan Precision Co. Ltd.	4,000	266,632
MediaTek Inc.	20,000	603,023
Nan Ya Printed Circuit Board Corp.	10,000	56,940
Novatek Microelectronics Corp.	4,000	75,581
PharmaEssentia Corp.(a)	5,000	45,068
Silergy Corp.	11,000	146,092
Taiwan High Speed Rail Corp.	390,000	357,559
Taiwan Semiconductor Manufacturing Co. Ltd.	349,000	8,356,370
Unimicron Technology Corp.	10,000	55,300
United Microelectronics Corp.	77,000	118,305
Voltronic Power Technology Corp.	2,000	94,634
Yageo Corp.	14,000	267,043
		15,418,758
Thailand — 0.1%
Airports of Thailand PCL, NVDR	393,200	690,346
Bangkok Dusit Medical Services PCL, NVDR	105,100	82,071
Bumrungrad Hospital PCL, NVDR	24,700	163,026
Delta Electronics Thailand PCL, NVDR(b)	95,000	177,190
Minor International PCL, NVDR	136,800	121,284
		1,233,917
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	255,904	480,023
Turkcell Iletisim Hizmetleri AS	19,982	49,853
Yapi ve Kredi Bankasi A/S	19,476	19,503
		549,379
United Arab Emirates — 0.1%
Agility Global PLC	575,880	203,802
Aldar Properties PJSC	47,196	70,160
Emaar Properties PJSC	253,391	566,402
Emirates NBD Bank PJSC	25,488	117,971
Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	14,243	$65,924
Multiply Group PJSC(a)	429,417	268,655
		1,292,914
United Kingdom — 3.3%
3i Group PLC	51,400	1,836,390
Admiral Group PLC	2,056	69,980
Antofagasta PLC	50,673	1,390,050
Ashtead Group PLC	18,785	1,364,015
AstraZeneca PLC	20,939	3,167,000
Auto Trader Group PLC(c)	5,879	50,968
Barclays PLC	414,517	1,045,119
British American Tobacco PLC	66,914	1,964,346
BT Group PLC	197,690	252,807
Burberry Group PLC	7,488	107,143
Compass Group PLC	14,977	416,566
Croda International PLC	7,591	434,786
Diageo PLC	44,785	1,547,755
Entain PLC	1,667	16,264
Experian PLC	17,439	703,384
Flutter Entertainment PLC(a)	3,744	693,609
GSK PLC	64,724	1,342,823
Haleon PLC	109,830	463,849
HSBC Holdings PLC	281,521	2,440,210
Imperial Brands PLC	23,921	546,598
Informa PLC	28,299	280,157
Intertek Group PLC	1,891	116,385
Legal & General Group PLC	162,520	477,077
Lloyds Banking Group PLC	1,005,264	648,780
London Stock Exchange Group PLC	4,368	481,529
National Grid PLC	53,144	697,098
NatWest Group PLC, NVS	181,427	684,775
Ocado Group PLC(a)	11,674	51,111
Pearson PLC	14,872	180,454
Prudential PLC	44,393	386,101
Reckitt Benckiser Group PLC	8,842	494,330
RELX PLC	38,107	1,565,697
Rentokil Initial PLC	46,674	235,609
Severn Trent PLC	16,015	493,651
Smiths Group PLC	17,774	358,323
Spirax-Sarco Engineering PLC	876	96,393
Standard Chartered PLC	17,483	150,206
Unilever PLC	25,794	1,334,344
United Utilities Group PLC	53,432	696,495
Vodafone Group PLC	416,936	351,603
Whitbread PLC	6,371	251,099
WPP PLC	15,784	158,206
		30,043,085
United States — 62.4%
Abbott Laboratories	21,931	2,324,028
AbbVie Inc.	25,011	4,067,789
Accenture PLC, Class A	8,359	2,515,307
Adobe Inc.(a)	5,905	2,733,011
Advanced Micro Devices Inc.(a)	21,892	3,467,255
AECOM	2,456	226,836
Aflac Inc.	13,002	1,087,617
Agilent Technologies Inc.	3,495	478,955
Airbnb Inc.(a)	7,978	1,265,071
Akamai Technologies Inc.(a)	4,305	434,504
Albemarle Corp.	6,566	789,955
Alexandria Real Estate Equities Inc.	1,177	136,379
Align Technology Inc.(a)	1,265	357,211

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Allegion PLC	4,914	$597,346
Allstate Corp. (The)	1,299	220,908
Alnylam Pharmaceuticals Inc.(a)	360	51,822
Alphabet Inc., Class A(a)	79,594	12,956,311
Alphabet Inc., Class C, NVS(a)	64,636	10,641,671
Altria Group Inc.	55,686	2,439,604
Amazon.com Inc.(a)	120,090	21,015,750
American Express Co.	8,684	2,032,317
American Financial Group Inc./OH	885	113,059
American International Group Inc.	14,808	1,115,190
American Tower Corp.	6,755	1,158,888
American Water Works Co. Inc.	10,745	1,314,328
Ameriprise Financial Inc.	996	410,143
AMETEK Inc.	10,956	1,913,575
Amgen Inc.	8,427	2,308,492
Amphenol Corp., Class A	12,616	1,523,634
Analog Devices Inc.	8,175	1,639,987
Annaly Capital Management Inc.	11,071	207,471
Ansys Inc.(a)	631	204,999
Aon PLC, Class A	2,405	678,234
Apollo Global Management Inc.	5,390	584,168
Apple Inc.	204,580	34,846,111
Applied Materials Inc.	4,482	890,349
Arch Capital Group Ltd.(a)	7,084	662,637
Arista Networks Inc.(a)	3,596	922,590
Arthur J Gallagher & Co.	2,290	537,440
Aspen Technology Inc.(a)	600	118,122
AT&T Inc.	104,710	1,768,552
Atlassian Corp., NVS(a)	1,481	255,176
Autodesk Inc.(a)	2,767	588,956
Automatic Data Processing Inc.	8,328	2,014,460
AvalonBay Communities Inc.	1,645	311,843
Avery Dennison Corp.	57	12,385
Axon Enterprise Inc.(a)	4,424	1,387,632
Baker Hughes Co., Class A	69,495	2,266,927
Bank of America Corp.	88,263	3,266,614
Bank of New York Mellon Corp. (The)	12,600	711,774
Bath & Body Works Inc.	6,295	285,919
Baxter International Inc.	2,548	102,863
Becton Dickinson and Co.	5,114	1,199,744
Berkshire Hathaway Inc., Class B(a)	14,180	5,625,631
Biogen Inc.(a)	1,860	399,565
BlackRock Inc.(g)	1,585	1,196,104
Blackstone Inc., NVS	9,464	1,103,597
Block Inc.(a)	4,869	355,437
Booking Holdings Inc.	492	1,698,399
Booz Allen Hamilton Holding Corp., Class A	2,762	407,865
Boston Properties Inc.	3,843	237,843
Boston Scientific Corp.(a)	20,912	1,502,945
Bristol-Myers Squibb Co.	42,687	1,875,667
Broadcom Inc.	6,467	8,408,846
Broadridge Financial Solutions Inc.	3,433	663,977
Brown & Brown Inc.	2,209	180,122
Brown-Forman Corp., Class B	9,197	440,076
Burlington Stores Inc.(a)	296	53,262
Cadence Design Systems Inc.(a)	3,212	885,324
Caesars Entertainment Inc.(a)	2,188	78,374
Capital One Financial Corp.	4,576	656,336
Cardinal Health Inc.	4,034	415,663
Carlyle Group Inc. (The)	3,178	142,374
Carnival Corp.(a)	10,934	162,042
Catalent Inc.(a)	1,518	84,780
Security	Shares	Value

United States (continued)
Cboe Global Markets Inc.	385	$69,743
CDW Corp./DE	986	238,474
Celsius Holdings Inc.(a)	5,108	364,047
Centene Corp.(a)	2,751	200,988
Charles River Laboratories International Inc.(a)	253	57,937
Charles Schwab Corp. (The)	19,248	1,423,390
Charter Communications Inc., Class A(a)	1,974	505,226
Chipotle Mexican Grill Inc., Class A(a)	441	1,393,384
Chubb Ltd.	7,304	1,816,067
Church & Dwight Co. Inc.	4,804	518,304
Cigna Group (The)	3,180	1,135,387
Cintas Corp.	1,875	1,234,388
Cisco Systems Inc.	72,563	3,409,010
Citigroup Inc.	34,265	2,101,472
Citizens Financial Group Inc.	23,914	815,707
Cloudflare Inc., Class A(a)	1,249	109,163
CME Group Inc.	4,647	974,197
Coca-Cola Co. (The)	66,456	4,104,987
Cognizant Technology Solutions Corp., Class A	8,231	540,612
Coinbase Global Inc., Class A(a)	2,275	463,941
Colgate-Palmolive Co.	13,523	1,243,034
Comcast Corp., Class A	61,132	2,329,741
Constellation Brands Inc., Class A	4,470	1,132,966
Constellation Energy Corp.	5,006	930,816
Cooper Companies Inc. (The)	3,888	346,265
Corpay Inc.(a)	1,271	384,020
Corteva Inc.	35,092	1,899,530
CoStar Group Inc.(a)	5,480	501,584
Costco Wholesale Corp.	4,285	3,097,627
Crowdstrike Holdings Inc., Class A(a)	1,949	570,160
Crown Castle Inc.	7,543	707,383
CSX Corp.	32,498	1,079,584
CVS Health Corp.	11,926	807,509
Danaher Corp.	9,422	2,323,654
Darden Restaurants Inc.	299	45,870
Darling Ingredients Inc.(a)	2,126	90,079
Datadog Inc., Class A(a)	2,288	287,144
DaVita Inc.(a)	2,313	321,530
Dayforce Inc.(a)	3,493	214,365
Deckers Outdoor Corp.(a)	547	447,703
Deere & Co.	3,395	1,328,837
Dexcom Inc.(a)	5,287	673,511
Digital Realty Trust Inc.	3,568	495,167
Discover Financial Services	5,044	639,226
Dollar General Corp.	4,589	638,743
Dollar Tree Inc.(a)	4,640	548,680
Domino’s Pizza Inc.	85	44,988
DoorDash Inc., Class A(a)	3,889	502,692
DraftKings Inc., Class A (a)	7,035	292,375
Dropbox Inc., Class A(a)	4,540	105,146
Eaton Corp. PLC	3,637	1,157,512
eBay Inc.	22,880	1,179,235
Ecolab Inc.	6,212	1,404,844
Edison International	21,579	1,533,404
Edwards Lifesciences Corp.(a)	9,336	790,479
Electronic Arts Inc.	4,201	532,771
Elevance Health Inc.	2,653	1,402,323
Eli Lilly & Co.	10,588	8,270,287
Emerson Electric Co.	8,129	876,144
Enphase Energy Inc.(a)	3,165	344,225
Entegris Inc.	1,163	154,586
EPAM Systems Inc.(a)	708	166,564

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Equifax Inc.	2,810	$618,734
Equinix Inc.	1,242	883,199
Equitable Holdings Inc.	22,859	843,726
Equity Residential	3,116	200,670
Erie Indemnity Co., Class A, NVS	270	103,318
Essential Utilities Inc.	8,716	318,831
Essex Property Trust Inc.	323	79,539
Estee Lauder Companies Inc. (The), Class A	5,488	805,144
Etsy Inc.(a)	2,992	205,461
Everest Group Ltd.	577	211,419
Eversource Energy	6,665	404,032
Exact Sciences Corp.(a)(b)	1,377	81,725
Exelon Corp.	3,409	128,110
Extra Space Storage Inc.	3,382	454,135
F5 Inc.(a)	2,227	368,145
Fair Isaac Corp.(a)	312	353,599
Fastenal Co.	12,109	822,685
FedEx Corp.	958	250,785
Fidelity National Financial Inc.	3,777	186,962
Fidelity National Information Services Inc.	8,566	581,803
Fifth Third Bancorp	7,904	288,180
First Citizens BancShares Inc./NC, Class A	179	301,930
First Solar Inc.(a)	2,397	422,591
Fiserv Inc.(a)	9,177	1,401,053
FMC Corp.	13,821	815,577
Fortinet Inc.(a)	6,838	432,025
Fortive Corp.	18,483	1,391,215
Fox Corp., Class A, NVS	1,810	56,128
Freeport-McMoRan Inc.	60,148	3,003,791
Gaming and Leisure Properties Inc.	1,643	70,205
Garmin Ltd.	5,042	728,418
Gartner Inc.(a)	1,356	559,472
Gen Digital Inc.	25,736	518,323
General Mills Inc.	2,735	192,708
Gilead Sciences Inc.	21,524	1,403,365
Global Payments Inc.	4,472	549,027
Goldman Sachs Group Inc. (The)	4,669	1,992,309
Graco Inc.	8,022	643,364
Halliburton Co.	128,754	4,824,412
Hartford Financial Services Group Inc. (The)	4,580	443,756
HCA Healthcare Inc.	3,432	1,063,302
HEICO Corp., Class A	6,450	1,069,733
Hershey Co. (The)	3,224	625,198
Hilton Worldwide Holdings Inc.	2,987	589,275
Hologic Inc.(a)	5,201	394,080
Home Depot Inc. (The)	13,567	4,534,363
Honeywell International Inc.	5,536	1,066,953
Host Hotels & Resorts Inc.	21,944	414,083
Hubbell Inc., Class B	1,798	666,195
HubSpot Inc.(a)	199	120,369
Humana Inc.	1,282	387,279
Huntington Bancshares Inc./Ohio	13,624	183,515
IDEX Corp.	4,365	962,308
IDEXX Laboratories Inc.(a)	1,337	658,820
Illinois Tool Works Inc.	4,810	1,174,169
Illumina Inc.(a)	1,007	123,911
Incyte Corp.(a)	1,561	81,250
Ingersoll Rand Inc.	15,611	1,456,819
Insulet Corp.(a)	544	93,535
Intel Corp.	57,405	1,749,130
Intercontinental Exchange Inc.	7,148	920,376
International Business Machines Corp.	15,320	2,546,184
Security	Shares	Value

United States (continued)
International Flavors & Fragrances Inc.	3,096	$262,076
Interpublic Group of Companies Inc. (The)	6,291	191,498
Intuit Inc.	3,678	2,301,030
Intuitive Surgical Inc.(a)	4,772	1,768,599
Invitation Homes Inc.	5,668	193,846
IQVIA Holdings Inc.(a)	3,120	723,122
Iron Mountain Inc.	4,992	386,980
Jack Henry & Associates Inc.	206	33,514
Jacobs Solutions Inc., NVS	3,795	544,696
Jazz Pharmaceuticals PLC(a)	1,932	213,969
Johnson & Johnson	35,027	5,064,554
JPMorgan Chase & Co.	37,545	7,198,878
Kenvue Inc.	17,203	323,760
Keurig Dr Pepper Inc.	15,630	526,731
KeyCorp	16,750	242,708
Keysight Technologies Inc.(a)	3,609	533,915
Kimco Realty Corp.	3,676	68,484
Kinder Morgan Inc.	110,243	2,015,242
KKR & Co. Inc.	6,465	601,698
KLA Corp.	3,142	2,165,749
Laboratory Corp.of America Holdings	1,590	320,178
Lam Research Corp.	1,828	1,634,981
Las Vegas Sands Corp.	9,418	417,782
Lattice Semiconductor Corp.(a)(b)	1,931	132,467
Leidos Holdings Inc.	2,916	408,882
Liberty Broadband Corp., Class C (a)	2,441	121,391
Liberty Media Corp.-Liberty Formula One, NVS(a)	4,680	327,460
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	12,767	307,174
Linde PLC	5,444	2,400,586
Live Nation Entertainment Inc.(a)	788	70,061
Loews Corp.	24,961	1,875,819
Lowe’s Companies Inc.	8,463	1,929,479
LPL Financial Holdings Inc.	651	175,204
Lululemon Athletica Inc.(a)	1,781	642,229
M&T Bank Corp.	3,036	438,368
MarketAxess Holdings Inc.	520	104,047
Marriott International Inc./MD, Class A	2,322	548,294
Marsh & McLennan Companies Inc.	7,990	1,593,446
Marvell Technology Inc.	13,878	914,699
Masco Corp.	3,506	239,986
Mastercard Inc., Class A	11,249	5,075,549
Match Group Inc.(a)	2,123	65,431
McCormick & Co. Inc./MD, NVS	755	57,425
McDonald’s Corp.	12,086	3,299,961
Medtronic PLC	14,733	1,182,176
MercadoLibre Inc.(a)(b)	728	1,061,934
Merck & Co. Inc.	34,689	4,482,513
Meta Platforms Inc., Class A	28,918	12,439,656
MetLife Inc.	13,245	941,455
Mettler-Toledo International Inc.(a)	283	348,005
MGM Resorts International(a)	8,042	317,176
Microchip Technology Inc.	10,511	966,802
Micron Technology Inc.	9,881	1,116,158
Microsoft Corp.	90,993	35,426,305
Mid-America Apartment Communities Inc.	418	54,340
Moderna Inc.(a)(b)	2,175	239,924
Mondelez International Inc., Class A	16,218	1,166,723
MongoDB Inc., Class A(a)(b)	609	222,395
Monolithic Power Systems Inc.	498	333,326
Monster Beverage Corp.(a)	14,189	758,402
Moody’s Corp.	1,452	537,719
Morgan Stanley	15,171	1,378,134

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Motorola Solutions Inc.	3,581	$1,214,496
NetApp Inc.	7,004	715,879
Netflix Inc.(a)	6,083	3,349,543
Newmont Corp.	8,905	361,899
NextEra Energy Inc.	27,933	1,870,673
Nike Inc., Class B	16,983	1,566,852
Nordson Corp.	861	222,302
Norfolk Southern Corp.	3,079	709,155
Northern Trust Corp.	2,409	198,478
Nvidia Corp.	32,481	28,064,234
NXP Semiconductors NV	4,502	1,153,367
Okta Inc.(a)	656	60,995
Old Dominion Freight Line Inc.	2,866	520,781
Omnicom Group Inc.	2,519	233,864
ON Semiconductor Corp.(a)	4,877	342,170
Oracle Corp.	24,370	2,772,088
O’Reilly Automotive Inc.(a)	289	292,832
Otis Worldwide Corp.	8,932	814,598
Palantir Technologies Inc.(a)	24,819	545,273
Palo Alto Networks Inc.(a)	3,731	1,085,311
Parker-Hannifin Corp.	6,014	3,277,089
Paychex Inc.	10,510	1,248,693
Paycom Software Inc.	1,985	373,140
Paylocity Holding Corp.(a)	984	152,677
PayPal Holdings Inc.(a)	14,737	1,000,937
PepsiCo Inc.	16,422	2,888,794
Pfizer Inc.	82,120	2,103,914
PG&E Corp.	38,080	651,549
Philip Morris International Inc.	31,073	2,950,071
Pinterest Inc., Class A(a)	6,150	205,718
PNC Financial Services Group Inc. (The)	5,690	872,049
Pool Corp.	47	17,039
PPG Industries Inc.	794	102,426
Principal Financial Group Inc.	4,955	392,139
Procter & Gamble Co. (The)	36,400	5,940,480
Progressive Corp. (The)	7,280	1,516,060
Prologis Inc.	13,033	1,330,018
Prudential Financial Inc.	1,100	121,528
PTC Inc.(a)	1,875	332,700
Public Storage	3,018	783,020
Qualcomm Inc.	15,522	2,574,324
Quanta Services Inc.	197	50,936
Quest Diagnostics Inc.	2,646	365,624
Realty Income Corp.	2,198	117,681
Regency Centers Corp.	551	32,630
Regeneron Pharmaceuticals Inc.(a)	1,456	1,296,801
Regions Financial Corp.	15,767	303,830
Reliance Inc.	5,767	1,641,980
ResMed Inc.	1,059	226,615
Revvity Inc.	972	99,601
Rivian Automotive Inc., Class A(a)(b)	20,719	184,399
Robert Half Inc.	1,884	130,260
ROBLOX Corp., Class A(a)	3,229	114,823
Rockwell Automation Inc.	1,144	309,978
Roku Inc.(a)(b)	728	41,976
Rollins Inc.	5,616	250,249
Roper Technologies Inc.	3,008	1,538,472
Ross Stores Inc.	4,051	524,807
Royal Caribbean Cruises Ltd.(a)	3,714	518,586
Royalty Pharma PLC, Class A	16,071	445,167
S&P Global Inc.	3,392	1,410,495
Salesforce Inc.	12,197	3,280,261
Security	Shares	Value

United States (continued)
SBA Communications Corp., Class A	2,199	$409,278
Schlumberger NV	43,818	2,080,479
Sempra Energy	3,779	270,690
ServiceNow Inc.(a)	2,288	1,586,339
Sherwin-Williams Co. (The)	3,475	1,041,145
Simon Property Group Inc.	6,760	949,983
Sirius XM Holdings Inc.(b)	50,760	149,234
Skyworks Solutions Inc.	1,352	144,110
Snap Inc., Class A, NVS(a)	11,441	172,187
Snap-on Inc.	926	248,131
Snowflake Inc., Class A(a)	2,936	455,667
SS&C Technologies Holdings Inc.	16,618	1,028,488
Starbucks Corp.	17,587	1,556,274
State Street Corp.	4,368	316,636
Steel Dynamics Inc.	1,413	183,860
STERIS PLC	1,648	337,115
Stryker Corp.	3,956	1,331,194
Sun Communities Inc.	707	78,703
Super Micro Computer Inc.(a)	903	775,496
Synchrony Financial	12,161	534,841
Synopsys Inc.(a)	1,707	905,717
T Rowe Price Group Inc.	2,325	254,750
Take-Two Interactive Software Inc.(a)	1,866	266,483
Targa Resources Corp.	51,013	5,818,543
Target Corp.	5,681	914,527
TE Connectivity Ltd.	6,638	939,144
Teleflex Inc.	520	108,550
Teradyne Inc.	4,571	531,699
Tesla Inc.(a)	38,959	7,140,406
Texas Instruments Inc.	14,256	2,515,044
Texas Pacific Land Corp.	3,035	1,749,071
Thermo Fisher Scientific Inc.	4,928	2,802,652
TJX Companies Inc. (The)	12,339	1,160,977
T-Mobile U.S. Inc.	6,369	1,045,599
Trade Desk Inc. (The), Class A(a)	6,304	522,286
Tradeweb Markets Inc., Class A	975	99,167
TransDigm Group Inc.	766	955,991
TransUnion	7,228	527,644
Travelers Companies Inc. (The)	3,127	663,424
Trimble Inc.(a)	10,989	660,109
Truist Financial Corp.	22,829	857,229
U.S. Bancorp	18,868	766,607
Uber Technologies Inc.(a)	19,659	1,302,802
U-Haul Holding Co.(b)	204	12,509
Ulta Beauty Inc.(a)	1,346	544,915
Union Pacific Corp.	8,712	2,066,138
United Parcel Service Inc., Class B	7,720	1,138,546
United Rentals Inc.	3,121	2,084,797
United Therapeutics Corp.(a)	824	193,088
UnitedHealth Group Inc.	12,321	5,959,668
Vail Resorts Inc.	1,104	209,064
Veeva Systems Inc., Class A(a)	3,605	715,809
VeriSign Inc.(a)	1,136	192,529
Verisk Analytics Inc., Class A	3,700	806,452
Verizon Communications Inc.	64,155	2,533,481
Vertex Pharmaceuticals Inc.(a)	3,432	1,348,124
Vertiv Holdings Co., Class A	5,285	491,505
Viatris Inc.	51,128	591,551
VICI Properties Inc., Class A	13,624	388,965
Visa Inc., Class A(b)	22,000	5,909,420
Vulcan Materials Co.	3,572	920,254
W R Berkley Corp.	2,090	160,867

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walgreens Boots Alliance Inc.	3,901	$69,165
Walmart Inc.	46,281	2,746,777
Walt Disney Co. (The)	23,362	2,595,518
Warner Bros Discovery Inc.(a)	16,330	120,189
Waters Corp.(a)	481	148,648
Wells Fargo & Co.	46,408	2,752,923
Welltower Inc.	5,488	522,897
West Pharmaceutical Services Inc.	936	334,601
Westinghouse Air Brake Technologies Corp.	2,263	364,524
Williams Companies Inc. (The)	1,285	49,293
Willis Towers Watson PLC	1,796	451,047
Workday Inc., Class A(a)	1,560	381,779
WW Grainger Inc.	244	224,809
Wynn Resorts Ltd.	2,286	209,512
Xylem Inc./New York	7,241	946,399
Yum! Brands Inc.	2,919	412,309
Zillow Group Inc., Class C (a)(b)	4,472	190,373
Zimmer Biomet Holdings Inc.	4,253	511,551
Zoetis Inc.	6,139	977,574
Zoom Video Communications Inc., Class A(a)	2,392	146,151
Zscaler Inc.(a)	176	30,437
		559,737,429
Total Common Stocks — 99.5%
(Cost: $761,842,219)		892,832,165

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	113,347	305,600
Itau Unibanco Holding SA, Preference Shares, NVS	64,290	388,271
		693,871
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	26,918	220,257

Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	5,848	520,626
Sartorius AG, Preference Shares, NVS(b)	116	34,679
		555,305
Total Preferred Stocks — 0.2%
(Cost: $1,491,995)		1,469,433

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)(e)	555	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $763,334,214)		894,301,598

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(g)(h)(i)	11,168,948	11,172,298
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(g)(h)	660,000	660,000

Total Short-Term Securities — 1.3%
(Cost: $11,831,810)		11,832,298

Total Investments — 101.0%
(Cost: $775,166,024)		906,133,896

Liabilities in Excess of Other Assets — (1.0)%		(8,866,437)

Net Assets — 100.0%		$897,267,459

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,598,918	$3,578,087	(a)	$—		$(2,687)	$(2,020)	$11,172,298	11,168,948	$69,038	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	—		(510,000	)(a)	—	—	660,000	660,000	50,168		—
BlackRock Inc.	1,248,656	—		(79,896)		33,499	(6,155)	1,196,104	1,585	24,534		—
						$30,812	$(8,175)	$13,028,402		$143,740		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	5	06/21/24	$567	$(11,039)
MSCI Emerging Markets Index	8	06/21/24	417	2,897
S&P 500 E-Mini Index	5	06/21/24	1,266	(37,452)
				$(45,594)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$612,840,640	$279,991,388	$137	$892,832,165
Preferred Stocks	914,128	555,305	—	1,469,433
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,832,298	—	—	11,832,298
	$625,587,066	$280,546,693	$137	$906,133,896
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,897	$—	$—	$2,897
Liabilities
Equity Contracts	(48,491)	—	—	(48,491)
	$(45,594)	$—	$—	(45,594)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt	S&P	Standard & Poor’s
NVS	Non-Voting Shares